Discontinued Operations Sold	9 Months Ended
Sep. 30, 2024
Discontinued Operations Sold [Abstract]
Discontinued Operations Sold

16. Discontinued Operations Sold

In July 2023, the Company engaged multiple parties to market the Polish and Netherlands assets to potential buyers. In the fourth quarter of 2023, the Company decided to proceed with the sales of the 6 PV parks in Poland and 1 park in the Netherlands. As the exit of these two markets represented a strategic shift for the Company, the assets were classified as discontinued operations in accordance with ASC 205-20. As of December 31, 2023, the Polish and Netherlands assets were classified as disposal groups held for sale. The balances and results of the Polish and Netherlands disposal groups are presented below.

The sale of the Polish assets was finalized January 19, 2024 with a cash consideration of $59.4 million for all operating assets. In accordance with ASC 360, the company removed the disposal group and recognized a gain of $3.5 million upon the sale, of which $0.8 million were costs associated with the sale.

The sale of the Netherlands assets was finalized February 21, 2024 with a cash consideration of $7.1 million for all operating assets. In accordance with ASC 360, the company removed the disposal group and recognized a loss of $1.3 million upon the sale, of which $0.5 million were costs associated with the sale.

	As of January 19	As of December 31
Poland	2024	2023
	(in thousands)
Assets:
Cash & cash equivalents	$630	$630
Other current assets	442	443
Property, plant, and equipment, net	63,107	63,107
Operating leases, non-current - assets	5,923	5,923
Total assets held for sale	$70,102	$70,103

Liabilities:
Accounts payable	$2,933	$2,935
Operating leases, current – liabilities	281	281
Other current liabilities	25	1,549
Operating leases, non-current - liabilities	5,798	5,798
Other non-current liabilities	985	985
Total liabilities to be disposed of	$10,022	$11,548

Net assets held for sale	$60,080	$58,555

	Three Months Ended September 30		Nine Months Ended September 30
Poland	2024	2023	2024	2023
	(in thousands)		(in thousands)

Revenues	$-	$2,952	$106	$7,116

Operating Expenses
Cost of revenues	-	(1,020)	(101)	(3,021)
Depreciation, amortization, and accretion	-	(648)	(123)	(1,909)
Gain on disposal of asset	-	-	3,484	-
Total operating expenses	-	(1,668)	3,260	(4,930)

Income/(loss) from discontinued operations	-	1,284	3,366	2,186

Other income/(expense):
Interest expense	-	(1,425)	(688)	(3,996)
Other expense	-	(104)	-	(189)
Total other expenses	-	(1,529)	(688)	(4,185)
Income/(Loss) before provision for income taxes	-	(245)	2,678	(1,999)
Net income/(loss) from discontinued operations	$-	$(245)	$2,678	$(1,999)

Impact of discontinued operations on EPS
Net income/(loss) attributable to common stockholders, basic and diluted	-	(245)	2,678	(1,999)
Net income/(loss) per share attributable to common stockholders, basic and diluted	-	(0.11)	0.81	(0.87)
Weighted-average common stock outstanding, basic & diluted	-	2,300,000	3,311,194	2,300,000

	As of February 21,	As of December 31
Netherlands	2024	2023
	(in thousands)
Assets:
Cash & cash equivalents	$75	$155
Accounts receivable, net	-	99
Other current assets	178	58
Property, plant, and equipment, net	7,669	7,845
Operating leases, non-current – assets	1,441	1,469
Other non-current assets	1,192	1,214
Total assets held for sale	$10,555	$10,840

Liabilities:
Accounts payable	$945	$925
Operating leases, current – liabilities	55	55
Other current liabilities	95	430
Operating leases, non-current – liabilities	1,273	1,301
Total liabilities to be disposed of	$2,368	$2,711

Net assets held for sale	$8,187	$8,129

	Three Months Ended September 30		Nine Months Ended September 30
Netherlands	2024	2023	2024	2023
	(in thousands)		(in thousands)

Revenues	-	$546	$16	$2,727

Operating Expenses
Cost of revenues	-	(142)	(115)	(393)
Depreciation, amortization, and accretion	-	(64)	(57)	(300)
Loss on disposal of asset	-	-	(1,222)	-
Total operating expenses	-	(206)	(1,394)	(693)

Income/(loss) from discontinued operations	-	340	(1,378)	2,034

Other income/(expense):
Interest expense	-	(275)	(113)	(800)
Other expense	-	-	-	(61)
Total other expenses	-	(275)	(113)	(861)
Loss before provision for income taxes	-	65	(1,491)	$1,173
Income taxes	-	(161)	-	(161)
Net loss from discontinued operations	-	(96)	(1,491)	1,012

Impact of discontinued operations on EPS
Net loss attributable to common stockholders, basic and diluted	-	(96)	(1,491)	1,012
Net loss per share attributable to common stockholders, basic and diluted	-	(0.04)	(0.45)	0.44
Weighted-average common stock outstanding, basic & diluted	-	2,300,000	3,311,194	2,300,000